SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	9 months 29 days	5 months 19 days
Number of Options Outstanding	867,158	877,157	1,035,991
Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	867,158
Number of Options Exercisable	742,600
Exercise price one [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 1 month 2 days
Number of Options Outstanding	278,332
Number of Options Exercisable	278,332
Exercise Price Two [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 19, 2019
Expiry Date	Nov. 19, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 1 month 20 days
Number of Options Outstanding	50,000
Number of Options Exercisable	50,000
Exercise price three [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 7 months 2 days
Number of Options Outstanding	85,000
Number of Options Exercisable	85,000
Exercise price four [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 3.85
Remaining Contractual Life (years)	6 years 7 months 2 days
Number of Options Outstanding	110,000
Number of Options Exercisable	110,000
Exercise price five [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Jul. 03, 2020
Expiry Date	Jul. 03, 2025
Exercise Price | $ / shares	$ 3.20
Remaining Contractual Life (years)	1 year 9 months 3 days
Number of Options Outstanding	100,000
Number of Options Exercisable	100,000
Exercise price six [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 1 month 28 days
Number of Options Outstanding	32,000
Number of Options Exercisable	32,000
Exercise price seven [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 13.20
Remaining Contractual Life (years)	7 years 4 months 6 days
Number of Options Outstanding	30,000
Number of Options Exercisable	20,000
Exercise price eight [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Mar. 08, 2021
Expiry Date	Mar. 08, 2026
Exercise Price | $ / shares	$ 13.90
Remaining Contractual Life (years)	2 years 5 months 8 days
Number of Options Outstanding	10,000
Number of Options Exercisable	10,000
Exercise price nine [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 10.15
Remaining Contractual Life (years)	7 years 6 months 29 days
Number of Options Outstanding	146,000
Number of Options Exercisable	48,660
Exercise price ten [member] | Incentive share compensation plan [Member]
IfrsStatementLineItems [Line Items]
Grant Date	Sep. 09, 2021
Expiry Date	Sep. 09, 2026
Exercise Price | $ / shares	$ 4.84
Remaining Contractual Life (years)	2 years 11 months 12 days
Number of Options Outstanding	25,826
Number of Options Exercisable	8,608